Subsequent events (Details)	Mar. 19, 2026 USD ($) $ / shares shares	Mar. 09, 2026 USD ($) $ / shares shares	Mar. 05, 2026 USD ($) director $ / shares shares	Feb. 02, 2026 USD ($)	Jan. 29, 2026	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2018 shares
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired						100.00%
Number of shares issued | shares						51,707,198	51,247,287
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares								5,000,000
Acquisition | Frontera Petroleum International Holdings B.V.
Disclosure of non-adjusting events after reporting period [line items]
Consideration, initial deposit | $				$ 75,000,000
Matching period commenced			5 days
Break-up fee | $		$ 25,000,000
Acquisition | Frontera Petroleum International Holdings B.V. | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired					100.00%
Colden Investments S.A. | Ordinary share transaction | Private Investment In Public Entity
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity | $			$ 107,000,000
Number of shares issued | shares			12,876,053
Share price | $ / shares			$ 8.31
Percentage of outstanding common stock owned			20.00%
Number of directors entitled to be nominate. | director			2
Number of directors | director			9
Lock-up commitment period			18 months
Minimum percentage of outstanding common shares			15.00%
Ownership limitation percentage			32.00%
Ownership limitation period			12 months
Colden Investments S.A. | Ordinary share transaction | Open Market
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued during the period | shares	3,587,190
Proceeds from issuing shares | $	$ 32,880,179
Colden Investments S.A. | Ordinary share transaction | Open Market | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Share price | $ / shares	$ 8.58
Colden Investments S.A. | Ordinary share transaction | Open Market | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Share price | $ / shares	$ 10.2
Spaldy Investments Limited | Ordinary share transaction | Open Market
Disclosure of non-adjusting events after reporting period [line items]
Share price | $ / shares		$ 8.83
Number of shares issued during the period | shares		200,000
Proceeds from issuing shares | $		$ 1,772,339